Equity-Based Compensation And Employee Benefit Plans - Schedule of Share Based Payment Award Profit Units Valuation Assumptions (Details) - Profit Units [Member]	12 Months Ended
	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.60%	2.13%	2.13%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility factor	50.00%	50.00%	50.00%
Discount for lack of marketability	26.00%	30.00%	30.00%
Expected option life in years	5 years	4 years 6 months	4 years 6 months